UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael L. Palmer
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Michael L. Palmer		Short Hills, New Jersey		05/15/2013
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 64
Form 13F Information Table Value Total: 4,716,695,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
American International Group			COM NEW			026874784	167,937 	4,326,055 	x				 				4,326,055
Apple Inc					COM			037833100	239,020 	540,000 	x				 				540,000
Ashland Inc					COM			044209104	14,360 		193,265 	x				 				193,265
Bank of America Corp				COM			060505104	30,243 		2,483,008 	x				 				2,483,008
Beazer Homes USA Inc				COM NEW			07556Q881	20,182 		1,274,095 	x				 				1,274,095
Berry Plastics Group Inc			COM			08579W103	25,243 		1,325,100 	x				 				1,325,100
Boyd Gaming Corp				COM			103304101	15,467 		1,870,254 	x				 				1,870,254
Broadcom Corp					CL A			111320107	125,506 	3,620,025 	x				 				3,620,025
Calumet Specialty Products Partners LP		UT LTD PARTNER		131476103	24,958 		670,010 	x				 				670,010
Celanese Corp					COM SER A		150870103	46,364 		1,052,524 	x				 				1,052,524
CF Industries Holdings Inc			COM			125269100	9,131 		47,967 		x				 				47,967
Check Point Software Tech Lt			ORD			M22465104	29,130 		619,911 	x				 				619,911
Chimera Investment Corp				COM			16934Q109	14,558 		4,563,490 	x				 				4,563,490
Citigroup Inc					PUT			172967954	160 		10,000 		x				 				10,000
Citigroup Inc					COM NEW			172967424	376,905 	8,519,547 	x				 				8,519,547
Comcast Corp					CL A			20030N101	68,896 		1,640,000 	x				 				1,640,000
Dean Foods Co					COM			242370104	27,869 		1,537,199 	x				 				1,537,199
Delphi Automotive PLC 				SHS			G27823106	39,315 		885,483 	x				 				885,483
Delta Air Lines Inc				COM NEW			247361702	162,196 	9,824,135 	x				 				9,824,135
EMC Corp					COM			268648102	96,474 		4,038,269 	x				 				4,038,269
Fluor Corp					COM			343412102	13,414 		202,227 	x				 				202,227
Ford Motor Co.					COM PAR $0.01		345370860	154,118 	11,719,973 	x				 				11,719,973
Foster Wheeler AG				COM			H27178104	11,516 		504,001 	x				 				504,001
Fusion-io Inc					COM			36112J107	28,851 		1,762,422 	x				 				1,762,422
General Motors Corp				*W EXP 07/10/201	37045V118	3,250 		175,561 	x				 				175,561
General Motors Corp				*W EXP 07/10/201	37045V126	2,070 		175,561 	x				 				175,561
General Motors Corp				COM			37045V100	158,057 	5,681,400 	x				 				5,681,400
Goodyear Tire & Rubber Co.			COM			382550101	192,060 	15,230,801 	x				 				15,230,801
Goodyear Tire & Rubber Co.			CALL			382550901	115 		10,000 		x				 				10,000
Google Inc					CL A			38259P508	146,975 	185,100 	x				 				185,100
HCA Holdings Inc				COM			40412C101	175,746 	4,325,532 	x				 				4,325,532
Hess Corp					COM			42809H107	34,337 		479,500 	x				 				479,500
Huntsman Corp					COM			447011107	137,566 	7,400,000 	x				 				7,400,000
JPMorgan Chase & Co				COM			46625H100	47,460 		1,000,000 	x				 				1,000,000
KBR Inc.					COM			48242W106	14,495 		451,825 	x				 				451,825
Lincoln National Corp				COM			534187109	12,545 		384,683 	x				 				384,683
Masco Corp					COM			574599106	70,875 		3,500,000 	x				 				3,500,000
MetLife Inc					COM			59156R108	175,031 	4,603,658 	x				 				4,603,658
MFA Financial Inc				COM			55272X102	8,139 		873,283 	x				 				873,283
MGM Mirage					COM			552953101	90,730 		6,899,615 	x				 				6,899,615
Microsoft Corp					COM			594918104	99,715 		3,485,314 	x				 				3,485,314
MPG Office Trust Inc				COM			553274101	11,273 		4,099,174 	x				 				4,099,174
Mueller Water Products Inc.			COM SER A		624758108	43,838 		7,392,568 	x				 				7,392,568
NetApp Inc					COM			64110D104	24,418 		714,799 	x				 				714,799
Owens Corning Inc				COM			690742101	106,599 	2,703,509 	x				 				2,703,509
Prudential Financial Inc			COM			744320102	50,440 		855,056 	x				 				855,056
QUALCOMM Inc					COM			747525103	199,507 	2,979,941 	x				 				2,979,941
Sandisk Corp					COM			80004C101	67,100 		1,220,000 	x				 				1,220,000
Sealed Air Corp					COM			81211K100	32,440 		1,345,485 	x				 				1,345,485
Silver Bay Realty Trust Corp			COM			82735Q102	2,475 		119,560 	x				 				119,560
SPDR S&P 500 ETF Trust				TR UNIT			78462F103	131,090 	837,366 	x				 				837,366
SPDR S&P 500 ETF Trust				PUT			78462F953	9,447 		180,531 	x				 				180,531
SPDR S&P 500 ETF Trust				CALL			78462F903	7,000 		10,000 		x				 				10,000
Tenneco Inc					COM			880349105	4,578 		116,448 	x				 				116,448
Teradyne Inc					COM			880770102	6,141 		378,596 	x				 				378,596
The Hartford Financial Services Group		*W EXP 06/26/201	416515120	21,798 		1,275,475 	x				 				1,275,475
The Hartford Financial Services Group		COM			416515104	136,855 	5,304,459 	x				 				5,304,459
Transocean Inc.					REG SHS			H8817H100	133,026 	2,560,167 	x				 				2,560,167
Two Harbors Investment Corp			COM			90187B101	30,768 		2,440,000 	x				 				2,440,000
United Continental Holdings Inc.		COM			910047109	272,361 	8,508,613 	x				 				8,508,613
US Airways Group Inc				COM			90341W108	181,525 	10,696,829 	x				 				10,696,829
Valero Energy Corp				COM			91913Y100	11,236 		247,000 	x				 				247,000
Weatherford Intl Ltd				REG SHS			H27013103	55,445 		4,567,141 	x				 				4,567,141
Whirlpool Corp					COM			963320106	66,359 		560,180 	x				 				560,180